Peter W. Kronberg	100 Summer Street Suite 1500 Boston, MA 02110	Tel. 617-824-1436 Fax 617-824-1476 peter.kronberg@citi.com
October 31, 2007
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	New Covenant Funds (the “Trust”) File Nos. 333-64981 and 811-09025
Ladies and Gentlemen:
Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus dated October 26, 2007 does not differ from the form of Prospectus contained in the most recent Post-Effective Amendment to the Registration Statement of the Trust. This Amendment to the Registration Statement was electronically filed under 485(b) as Post-Effective Amendment No. 9 on October 26, 2007 (Accession No.0000950152-07-008289).
If you have any questions regarding this certification, please contact me at (617) 824-1436.
Sincerely,
/s/Peter W. Kronberg
Peter W. Kronberg
Citi Fund Services

cc:	Robert E. Leech (New Covenant Funds) Harry Harper (New Covenant Funds) Patrick Turley, Esq. (Dechert) Cynthia Baughman, Esq. (Dechert)